BANK BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2025	As of December 31, 2024
			$’000	$’000

Term loans	5 to 15 years	2.0% to 3.7%	6,176	4,272
Bank overdraft	On demand	-	2,140	1,738

			8,316	6,010

Representing :
Within 12 months			2,432	2,558
Over 1 year			5,884	3,452

			8,316	6,010